Vessel Operating Expenses - Summary of Vessel Operating Expenses Amounts in Accompanying Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Crew wages and related costs	$ 19,817,861	$ 13,899,451	$ 13,452,713
Insurance	1,665,173	1,300,635	1,168,486
Repairs and maintenance	5,483,633	3,800,814	3,884,234
Spares and consumable stores	7,416,239	4,713,148	4,821,081
Miscellaneous expenses	3,338,629	2,658,686	2,315,920
Total	$ 37,721,535	$ 26,372,734	$ 25,642,434